Segmented information (Tables)	12 Months Ended
Dec. 31, 2019
Segmented information
Schedule of segmented information

	Year ended Dec 31, 2019		Year ended December 31, 2018
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$775,821	$—	$777,302
Gross profit	—	129,380	—	202,130
Operating expenses	26,959,167	484,684	16,604,687	455,848
Other items	3,511,958	20,681	(6,841,211)	22,618
Income tax	2,140	(106,939)	—	(1,667)
Net loss	30,473,265	269,046	9,763,476	274,669

Inventory	$307,225	$442,926	$189,182	$231,555
Plant and equipment	9,580,326	410,216	5,299,857	23,909